Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 89,590	$ 57,367
Gross unrealized gains	652	532
Gross unrealized losses	(1,284)	(213)
Fair value	88,958	57,686
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,132	655
Gross unrealized gains	1	3
Gross unrealized losses	(2)	(1)
Fair value	1,131	657
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,092	2,878
Gross unrealized gains	82	43
Gross unrealized losses	(26)	(23)
Fair value	5,148	2,898
U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	41,582	20,787
Gross unrealized gains	245	215
Gross unrealized losses	(593)	(126)
Fair value	41,234	20,876
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,800	4,254
Gross unrealized gains	4	2
Gross unrealized losses	(18)	(5)
Fair value	6,786	4,251
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,109	2,709
Gross unrealized gains	3	1
Gross unrealized losses	(157)	(8)
Fair value	2,955	2,702
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,858	7,334
Gross unrealized gains	6	1
Gross unrealized losses	(375)	(35)
Fair value	7,489	7,300
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,007	847
Gross unrealized gains		4
Gross unrealized losses	(44)	(2)
Fair value	963	849
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	22,729	17,655
Gross unrealized gains	60	45
Gross unrealized losses	(64)	(10)
Fair value	22,725	17,690
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	281	248
Gross unrealized gains	251	218
Gross unrealized losses	(5)	(3)
Fair value	$ 527	$ 463